LONG TERM LOANS (Details)	Dec. 31, 2012 Mortgage Loan Rumlang, Switzerland Property [Member] USD ($)	Dec. 31, 2012 Mortgage Loan Rumlang, Switzerland Property [Member] CHF	Dec. 31, 2011 Mortgage Loan Rumlang, Switzerland Property [Member] USD ($)	Dec. 31, 2012 Mortgage Loan Geneva, Switzerland Property [Member] CHF	Dec. 31, 2012 Mortgage Loan Geneva, Switzerland Property, Refinancing Agreement [Member] USD ($)	Dec. 31, 2012 Mortgage Loan Geneva, Switzerland Property, Refinancing Agreement [Member] CHF
Debt Instrument [Line Items]
Mortgage loan, face amount		18,800		85,250		100,000
Variable interest rate spread	0.80%	0.80%		1.80%	0.83%	0.83%
Annual principal payment						2,000
Refinancing charge					400	375
Long-term Debt, Fiscal Year Maturity [Abstract]
2013 (current maturity)	411		400		2,186
2014	411				2,186
2015	411				2,186
2016	411				2,186
2017	411				2,186
2018 and thereafter	17,259				96,651
Total long-term debt	$ 18,903		$ 18,810		$ 105,395